Events Occurring After the Reporting Period (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 14, 2024	Jul. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 02, 2025	Nov. 14, 2025	Oct. 02, 2025	May 22, 2025
Events Occurring After the Reporting Period [Line Items]
Assignment price							$ 13,000,000
Financial debt				$ 36,400,000
Pledged shares (in Shares)				3,062,500
Issued convertible preference shares (in Shares)			2,380,952
Total proceeds			$ 15,000,000
Perference of accrue per annum			9.00%
Financial liability and increase in equity			$ 15,000,000
Working capital amount				$ (204,860,444)
Minimum per share (in Dollars per share)						$ 1		$ 0.1
Consecutive business days	30 days
Estimated gain loss				9,500,000
Bioceres S.A. [Member]
Events Occurring After the Reporting Period [Line Items]
Estimated gain loss				91,000,000
Bioceres LLC [Member]
Events Occurring After the Reporting Period [Line Items]
Estimated gain loss				$ 5,300,000
Subsequent Events [Member]
Events Occurring After the Reporting Period [Line Items]
Financial debt		$ 69,500,000
Forecast [Member]
Events Occurring After the Reporting Period [Line Items]
Working capital amount					$ 2,500,000